Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of currency exchange rates impact
	Period End Rate		Average Rate
	As of December 31,		For the Year Ended
	2020	2019	2020	2019
Thai Baht	0.0333	0.0334	0.0320	0.0324
Hong Kong Dollar	0.1282	0.1280	0.1282	0.1280

Schedule of non-derivative financial liabilities
Year ended December 31, 2020	Due Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,540,411	$-	$-	$1,540,411
Borrowings from financial institutions	494,994	993,869	-	1,488,863
Borrowings from related parties	-	19,085,812	-	19,085,812
Amount due to related parties	1,670,469	-		1,670,469
Other current liabilities	1,249,106	-	-	1,249,106
Income tax payables	284,627	-	-	284,627
Lease liabilities	2,211,984	2,106,429	-	4,318,413
Finance lease liabilities	701,796	1,074,047	-	1,775,843
Provision for employee benefits	479,261	1,478,194	36,040,019	37,997,474
	$8,632,648	$24,738,351	$36,040,019	$69,411,018
Year ended December 31, 2019	Due Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,765,322	$-	$-	$1,765,322
Borrowings from financial institutions	1,969,666	199,447	-	2,169,113
Borrowings from third party	14,303,359	-	-	14,303,359
Borrowings from related party	1,499,998	1,437,303	-	2,937,301
Other current liabilities	1,895,113	-	-	1,895,113
Lease liabilities	3,354,144	3,058,601	76,007	6,488,752
Finance lease liabilities	617,178	1,885,872	-	2,473,050
Provision for employee benefits	463,787	1,239,353	41,217,320	42,920,460
	$25,868,567	$7,790,576	$41,293,327	$74,952,470

Schedule of estimated useful lives of property and equipment
Estimated
useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years
GDM machines	5 years
Robots	5 years

Schedule of disaggregation information of revenue by service type
	For the year ended December 31,
	2020	Percentage of Total	2019	Percentage of Total
Service Type	(USD)	Revenue	(USD)	Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$12,045,914	32.0%	$12,052,738	31.2%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	4,822,354	12.8%	4,958,139	12.9%
ATM Management	12,542,613	33.3%	14,024,291	36.4%
Cash Processing (CPC)	2,842,209	7.5%	2,283,835	5.9%
Cash Center Operations (CCT)	3,256,423	8.6%	3,661,135	9.5%
Cheque Center Service (CDC)	61,197	0.2%	394,290	1.0%
Others **	399,977	1.1%	38,570	0.1%
Cash Deposit Management Solutions (GDM)	1,457,307	3.9%	1,158,082	3.0%
Robotics AI solutions	220,788	0.6%	-	-
Total	$37,648,782	100.0%	$38,571,080	100.0%